Condensed Financial Information of the Parent Company (Details) - Schedule of parent company balance sheets (Parentheticals) - Parent [Member] - $ / shares	Sep. 30, 2022	Sep. 30, 2021
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.003125	$ 0.003125
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	21,750,000	21,750,000
Ordinary shares, shares outstanding	21,750,000	21,750,000